Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 439,046
2027	254,930
2028	152,234
Total future minimum lease payments	846,210
Less: Imputed interest	(18,948)
Total	$ 827,262	$ 408,001